Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
Year 2013	$ 641	3,991
Year 2014	162	1,009
Year 2015 and thereafter
Total	$ 803	5,000